Loss per share (Tables)	12 Months Ended
Dec. 31, 2014
Computation of Basic and Diluted Loss Per Ordinary Share

The computation of basic and diluted loss per ordinary share from operations for the years ended December 31, 2012, 2013 and 2014 was as follows:

	For the years ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$(17,926,074)	$(39,895,878)	$(44,328,912)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	89,965,979	84,115,169	82,690,613

loss per ordinary share:
Basic and diluted	$(0.20)	$(0.47)	$(0.54)